Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 16.8%

Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	4,265	$83,082
Cellnex Telecom S.A. (Spain)[2]	3,957	155,067
Helios Towers plc (Tanzania)*	35,558	46,907
Radius Global Infrastructure, Inc. - Class A*	15,230	205,148
		490,204
Entertainment - 0.4%
Activision Blizzard, Inc.	9,379	718,150
Electronic Arts, Inc.	5,517	709,927
Ubisoft Entertainment S.A. (France)*	2,315	47,936
		1,476,013
Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A*	22,041	2,178,533
Auto Trader Group plc (United Kingdom)[2]	22,379	173,627
Meta Platforms, Inc. - Class A*	7,030	1,047,259
Tencent Holdings Ltd. (China)	1,700	82,839
		3,482,258
Media - 0.0%##
Comcast Corp. - Class A	1,088	42,813
Omnicom Group, Inc.	128	11,006
Paramount Global - Class B	218	5,049
		58,868
Total Communication Services		5,507,343
Consumer Discretionary - 1.6%
Distributors - 0.0%##
Genuine Parts Co.	84	14,097
Hotels, Restaurants & Leisure - 0.0%##
Marriott Vacations Worldwide Corp.	258	41,290
McDonald’s Corp.	144	38,506
Playa Hotels & Resorts N.V.*	4,326	32,791
Restaurant Brands International, Inc. (Canada)	821	54,949
		167,536
Household Durables - 0.0%##
Garmin Ltd.	101	9,987
Lennar Corp. - Class A	110	11,264
Nikon Corp. (Japan)	4,900	48,380
Sony Group Corp. (Japan)	1,000	89,351
		158,982
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	34,917	3,600,990
eBay, Inc.	193	9,554
Meituan - Class B (China)*2	240	5,365
MercadoLibre, Inc. (Brazil)*	109	128,804
		3,744,713
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.2%
Dollar Tree, Inc.*	4,746	$712,755
Target Corp.	109	18,763
		731,518
Specialty Retail - 0.0%##
Best Buy Co., Inc.	120	10,646
The Home Depot, Inc.	233	75,532
Ross Stores, Inc.	118	13,946
The TJX Companies, Inc.	307	25,131
Tractor Supply Co.	44	10,032
		135,287
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG - ADR (Germany)	7,448	596,213
adidas AG (Germany)	864	139,118
lululemon athletica, Inc. *	155	47,566
NIKE, Inc. - Class B	5,585	711,138
VF Corp.	152	4,703
		1,498,738
Total Consumer Discretionary		6,450,871
Consumer Staples - 1.9%
Beverages - 0.6%
The Coca-Cola Co.	18,511	1,135,094
Diageo plc (United Kingdom)	1,574	68,825
Heineken N.V. - ADR (Netherlands)	22,687	1,133,216
Heineken N.V. (Netherlands)	937	93,643
		2,430,778
Food & Staples Retailing - 0.0%##
The Kroger Co.	308	13,746
Walgreens Boots Alliance, Inc.	298	10,984
Walmart, Inc.	574	82,582
		107,312
Food Products - 0.8%
Archer-Daniels-Midland Co.	231	19,138
Bunge Ltd.	88	8,721
Campbell Soup Co.	194	10,075
Conagra Brands, Inc.	280	10,413
Danone S.A. (France)	1,090	59,775
General Mills, Inc.	267	20,922
The J.M. Smucker Co.	68	10,391
Kerry Group plc - Class A (Ireland)	876	82,081
Mondelez International, Inc. - Class A	22,355	1,462,911
Nestle S.A. - ADR	9,662	1,180,841
Nestle S.A.	1,104	134,698
Tyson Foods, Inc. - Class A	165	10,849
		3,010,815
Household Products - 0.1%
Colgate-Palmolive Co.	327	24,371

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	80,500	$153,258
The Procter & Gamble Co.	519	73,895
		251,524
Personal Products - 0.4%
Beiersdorf AG (Germany)	769	93,493
L’Oreal S.A. (France)	75	30,968
Unilever plc - ADR (United Kingdom)	32,386	1,654,925
		1,779,386
Total Consumer Staples		7,579,815
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chevron Corp.	329	57,253
ConocoPhillips	304	37,048
Coterra Energy, Inc.	333	8,335
Devon Energy Corp.	219	13,850
Diamondback Energy, Inc.	68	9,936
EOG Resources, Inc.	166	21,954
Jonah Energy Parent LLC*3	2,353	146,427
Marathon Petroleum Corp.	172	22,105
Pioneer Natural Resources Co.	72	16,585
Total Energy		333,493
Financials - 1.5%
Banks - 0.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,648	52,670
Citigroup, Inc.	641	33,473
Fifth Third Bancorp	346	12,556
FinecoBank Banca Fineco S.p.A. (Italy)	7,367	132,251
HDFC Bank Ltd. - ADR (India)	1,610	108,450
JPMorgan Chase & Co.	627	87,755
KeyCorp	381	7,312
Regions Financial Corp.	543	12,782
U.S. Bancorp	515	25,647
		472,896
Capital Markets - 1.1%
Allfunds Group plc (United Kingdom)	6,637	52,797
Avanza Bank Holding AB (Sweden)	4,093	94,440
Deutsche Boerse AG (Germany)	604	108,081
Intercontinental Exchange, Inc.	19,846	2,134,438
Intermediate Capital Group plc (United Kingdom)	6,552	112,743
Moody’s Corp.	4,024	1,298,746
S&P Global, Inc.	1,338	501,670
		4,302,915
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.3%
Admiral Group plc - ADR (United Kingdom)	26,097	$707,489
Admiral Group plc (United Kingdom)	6,378	173,388
The Allstate Corp.	127	16,316
Chubb Ltd.	151	34,351
Cincinnati Financial Corp.	85	9,618
RenaissanceRe Holdings Ltd. (Bermuda)	284	55,576
The Travelers Companies, Inc.	109	20,832
		1,017,570
Total Financials		5,793,381
Health Care - 2.8%
Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.*	7,655	883,004
Gilead Sciences, Inc.	462	38,780
Seagen, Inc.*	4,474	624,034
Vertex Pharmaceuticals, Inc.*	2,791	901,772
		2,447,590
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	320	35,376
Alcon, Inc. (Switzerland)	11,878	893,345
Baxter International, Inc.	175	7,996
Getinge AB - Class B (Sweden)	6,121	137,891
IDEXX Laboratories, Inc.*	1,466	704,413
Intuitive Surgical, Inc.*	2,771	680,807
Medtronic plc	10,787	902,764
		3,362,592
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	77	11,433
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,246	710,631
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co.	611	44,389
Dechra Pharmaceuticals plc (United Kingdom)	2,255	79,976
Johnson & Johnson	13,206	2,158,124
Merck & Co., Inc.	654	70,246
Novartis AG - ADR (Switzerland)	18,346	1,662,514
Pfizer, Inc.	985	43,498
Royalty Pharma plc - Class A	235	9,210
Zoetis, Inc.	2,240	370,698
		4,438,655
Total Health Care		10,970,901
Industrials - 1.4%
Aerospace & Defense - 0.6%
Airbus SE (France)	607	76,097
BAE Systems plc - ADR (United Kingdom)	16,576	708,292

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc (United Kingdom)	13,657	$144,574
General Dynamics Corp.	109	25,404
L3Harris Technologies, Inc.	3,552	763,041
Lockheed Martin Corp.	86	39,840
Northrop Grumman Corp.	1,415	633,977
		2,391,225
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	87	8,715
United Parcel Service, Inc. - Class B	182	33,712
		42,427
Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	662	59,931
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	4,168	98,183
Johnson Controls International plc	290	20,175
Trane Technologies plc	75	13,434
		131,792
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd.
(Australia)	58,789	113,913
Copart, Inc.*	10,622	707,531
Republic Services, Inc.	143	17,849
Waste Management, Inc.	160	24,757
		864,050
Electrical Equipment - 0.0%##
Eaton Corp. plc	161	26,116
Emerson Electric Co.	243	21,923
		48,039
Industrial Conglomerates - 0.0%##
3M Co.	190	21,865
Honeywell International, Inc.	211	43,990
		65,855
Machinery - 0.1%
Caterpillar, Inc.	167	42,132
Cummins, Inc.	72	17,967
Illinois Tool Works, Inc.	120	28,325
Parker-Hannifin Corp.	43	14,018
Rotork plc (United Kingdom)	13,464	53,038
Stanley Black & Decker, Inc.	56	5,001
		160,481
Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	6,623	788,733
Norfolk Southern Corp.	3,265	802,570
Union Pacific Corp.	187	38,183
		1,629,486
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	841	$62,779
IMCD N.V. (Netherlands)	173	27,426
		90,205
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)*	7,678	42,256
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,200	20,100
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	118	20,363
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	80	21,760
		104,479
Total Industrials		5,587,970
Information Technology - 3.2%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,076	52,369
Motorola Solutions, Inc.	76	19,533
		71,902
Electronic Equipment, Instruments &
Components - 0.0%##
Keyence Corp. (Japan)	200	92,074
Softwareone Holding AG (Germany)	5,496	88,741
TE Connectivity Ltd.	101	12,842
		193,657
IT Services - 1.6%
Adyen N.V. - ADR (Netherlands)*	42,767	643,216
Adyen N.V. (Netherlands)*2	72	108,857
Automatic Data Processing, Inc.	136	30,710
Broadridge Financial Solutions, Inc.	64	9,623
Keywords Studios plc (Ireland)	783	27,502
Mastercard, Inc. - Class A	5,694	2,110,196
PayPal Holdings, Inc.*	10,228	833,480
Snowflake, Inc. - Class A*	4,002	626,073
StoneCo Ltd. - Class A (Brazil)*	2,609	29,116
Visa, Inc. - Class A	7,681	1,768,243
		6,187,016
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.	185	31,722
Intel Corp.	1,040	29,390
Microchip Technology, Inc.	184	14,282
QUALCOMM, Inc.	317	42,228
Skyworks Solutions, Inc.	63	6,909
Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR (Taiwan)	13,215	1,225,427
Texas Instruments, Inc.	183	32,430

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment
(continued)
Tokyo Electron Ltd. (Japan)	100	$34,952
		1,417,340
Software - 1.2%
Atlassian Corp. - Class A *	567	91,639
Intuit, Inc.	1,751	740,095
Microsoft Corp.	5,935	1,470,752
Salesforce, Inc.*	6,418	1,078,032
ServiceNow, Inc.*	3,072	1,398,159
		4,778,677
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	131	8,676
Total Information Technology		12,657,268
Materials - 1.0%
Chemicals - 0.8%
Air Liquide S.A. - ADR (France)	33,168	1,054,411
Air Liquide S.A. (France)	959	152,698
Dow, Inc.	204	12,107
Eastman Chemical Co.	76	6,701
FMC Corp.	14,363	1,912,146
International Flavors & Fragrances, Inc.	113	12,708
Linde plc (United Kingdom)	173	57,252
LyondellBasell Industries N.V. - Class A	107	10,346
PPG Industries, Inc.	83	10,818
		3,229,187
Containers & Packaging - 0.0%##
Packaging Corp. of America	57	8,134
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	24,949	487,753
Newmont Corp.	7,448	394,223
Nucor Corp.	105	17,747
Steel Dynamics, Inc.	108	13,029
		912,752
Total Materials		4,150,073
Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITS) - 1.7%
Agree Realty Corp.	1,235	92,168
American Homes 4 Rent - Class A	2,220	76,124
American Tower Corp.	403	90,026
Americold Realty Trust, Inc.	1,474	46,298
AvalonBay Communities, Inc.	368	65,298
Brandywine Realty Trust	4,472	29,336
Camden Property Trust	506	62,344
CareTrust REIT, Inc.	3,165	65,579
Community Healthcare Trust, Inc.	2,769	118,735
Cousins Properties, Inc.	3,411	93,530
Digital Realty Trust, Inc.	1,030	118,059
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	1,561	$1,152,221
Equity LifeStyle Properties, Inc.	2,139	153,537
Essex Property Trust, Inc.	191	43,179
Flagship Communities REIT	4,149	66,342
Getty Realty Corp.	3,296	120,073
Healthcare Realty Trust, Inc.	7,069	152,196
Independence Realty Trust, Inc.	3,475	65,434
Invitation Homes, Inc.	3,991	129,707
Life Storage, Inc.	814	87,945
LXP Industrial Trust	5,270	60,868
Mid-America Apartment Communities, Inc.	726	121,039
Prologis, Inc.	4,588	593,137
Public Storage	675	205,429
Realty Income Corp.	1,316	89,264
Rexford Industrial Realty, Inc.	2,460	156,136
SBA Communications Corp.	6,545	1,947,334
STAG Industrial, Inc.	999	35,564
Sun Communities, Inc.	1,153	180,860
Terreno Realty Corp.	1,567	100,962
UDR, Inc.	2,035	86,671
Ventas, Inc.	1,418	73,467
Welltower, Inc.	1,413	106,032
Total Real Estate		6,584,894
Utilities - 0.2%
Electric Utilities - 0.2%
Evergy, Inc.	14,964	937,495
TOTAL COMMON STOCKS
(Identified Cost $64,147,851)		66,553,504

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	8,963	40,244
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,500	41,895
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	19,582	353,259

TOTAL PREFERRED STOCKS
(Identified Cost $977,682)		435,398

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS - 17.4%

Non-Convertible Corporate Bonds- 17.4%
Communication Services - 2.9%
Entertainment - 1.1%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	4,730,000	$4,331,475
Interactive Media & Services - 1.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,530,000	7,112,654
Total Communication Services		11,444,129

Consumer Discretionary - 2.0%
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	837,926
(China), 4.00%, 12/6/2037	3,730,000	3,243,317
Amazon.com, Inc., 3.30%, 4/13/2027	3,750,000	3,620,684
Total Consumer Discretionary		7,701,927

Consumer Staples - 0.8%
Beverages - 0.8%
PepsiCo, Inc., 3.90%, 7/18/2032	3,370,000	3,283,377

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	484,598	456,475
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,784,000	1,957,060
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	4,390,924
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021- 10/29/2021, cost $422,125)[4]	400,000	405,608
Total Energy		7,210,067

Financials - 2.9%
Banks - 2.6%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	3,130,000	2,638,850
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,990,000	2,657,057
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	4,480,000	4,357,382
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	430,000	428,609
		10,081,898
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	485,000	483,998
Synergy One Lending, Inc., 5.50%, 10/14/2026	550,000	489,363
		973,361
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	435,000	$434,937

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $170,362)[4]	160,000	159,394
Total Financials		11,649,590

Industrials - 2.5%
Airlines - 1.0%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	195,108	198,313
Southwest Airlines Co., 5.125%, 6/15/2027	3,310,000	3,340,803
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	82,259	77,004
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	393,353	349,381
		3,965,501
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	500,204
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	498,850
		999,054
Road & Rail - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,540,000	1,493,958
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,040,000	1,794,270
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,775,899
		3,570,169
Total Industrials		10,028,682

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,550,000	3,516,804

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,773,753

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[4,6]	880,000	$88
Total Materials		1,773,841

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITS) - 2.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	399,694
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[4]	470,000	445,807
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,641,914
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	5,021,949
Total Real Estate		8,509,364

Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,945,000	2,907,651
3.55%, 7/15/2024[2]	855,000	825,639
Total Utilities		3,733,290
TOTAL CORPORATE BONDS
(Identified Cost $74,897,764)		68,851,071

U.S. TREASURY SECURITIES - 32.5%

U.S. Treasury Notes - 32.5%
U.S. Treasury Note
2.25%, 11/15/2024	27,480,000	26,499,952
2.25%, 11/15/2025	28,835,000	27,550,941
2.00%, 11/15/2026	31,315,000	29,350,473
2.25%, 11/15/2027	20,700,000	19,417,571
3.125%, 11/15/2028	15,935,000	15,500,522
1.375%, 11/15/2031	12,375,000	10,404,668
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $130,363,697)		128,724,127

ASSET-BACKED SECURITIES - 7.5%

CF Hippolyta Issuer LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	2,064,700	1,752,319
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,707,520	2,407,185
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	834,738	772,841
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	418,003	$416,683
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	2,200,000	2,123,918
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,445,125
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,350,403
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 5.535%, 2/15/2039[2,7]	1,450,000	1,405,341
Libra Solutions LLC, Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,354,242	1,349,522
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.206%, 2/25/2045[2,7]	160,074	155,849
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	743,999	738,638
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	203,930	201,873
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,540,771
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,500,000
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,387,883)[4]	2,387,883	2,260,211
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $956,913)[4]	957,679	956,034
SLM Student Loan Trust, Series 2005- 7, Class A4, (3 mo. LIBOR US + 0.150%), 4.968%, 10/25/2029[7]	52,166	51,802
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,221,120	1,158,659
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	117,180	113,216
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	151,948	141,588
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,096,602	1,909,349
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	207,751	204,378
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	231,415	227,964
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.506%, 10/25/2048[2,7]	578,294	575,851

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,811,689	$1,765,258
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $31,447,601)		29,524,778

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	87,444	85,399
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	314,147	280,431
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	171,395	148,171
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,811,066	1,642,053
Series 2018-31, Class KP, 3.50%, 7/25/2047	70,585	68,695
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,184,413	1,021,300
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	3,660,000	3,452,974
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K030, Class X1 (IO), 0.137%, 4/25/2023[8]	35,457,050	5,970
Series K032, Class X1 (IO), 0.058%, 5/25/2023[8]	40,427,790	7,412
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,996,254	1,779,336
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 5.259%, 2/15/2038[2,7]	3,100,000	2,916,705
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.160%, 12/25/2051[2,7]	1,517,154	1,406,164
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,267,437	1,119,913
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,280,426	1,131,262
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	1,955,685	1,724,200
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,416,620	1,192,349
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	2,711,952	2,439,280
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	262,616	249,023
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	34,598	32,204
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued)
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	84,131	$79,345
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	345,002	321,198
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	339,173	318,256
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	493,960	457,106
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,700,330	1,541,213
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	2,313,778	2,000,054
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	636,908	589,680
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,563,381	1,343,510
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	2,432,556	2,010,771
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	157,657	136,714
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	1,282,656	1,156,797
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	189,455	169,915
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	221,609	200,703
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	67,998	62,722
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 5.93%, 11/15/2027[2,7]	2,317,783	1,605,344
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	1,723,585	1,590,564
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]	96,050	89,452
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $38,822,651)		34,376,185

FOREIGN GOVERNMENT BONDS - 0.3%

Mexican Bonos (Mexico), 7.75%, 5/29/2031 MXN	908,000	45,573
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	400,000	395,595
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	600,000	569,824
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,067,083)		1,010,992

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	2,660,000	$2,067,715
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	3,084,859
TOTAL MUNICIPAL BONDS
(Identified Cost $6,218,952)		5,152,574

U.S. GOVERNMENT AGENCIES - 10.4%

Mortgage-Backed Securities - 10.4%
Fannie Mae
Pool #AA1563, UMBS, 4.50%, 2/1/2024	1,912	1,894
Pool #AC1557, UMBS, 4.50%, 9/1/2024	5,451	5,389
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,630	1,621
Pool #MA1834, UMBS, 4.50%, 2/1/2034	269,684	271,135
Pool #MA1903, UMBS, 4.50%, 5/1/2034	237,772	239,052
Pool #886904, UMBS, 6.50%, 9/1/2036	33,998	36,602
Pool #933521, UMBS, 5.00%, 1/1/2038	5,807	5,977
Pool #889260, UMBS, 5.00%, 4/1/2038	7,275	7,488
Pool #889576, UMBS, 6.00%, 4/1/2038	165,840	176,371
Pool #975840, UMBS, 5.00%, 5/1/2038	25,997	26,818
Pool #995196, UMBS, 6.00%, 7/1/2038	214,774	228,385
Pool #986458, UMBS, 6.00%, 8/1/2038	3,946	4,196
Pool #987831, UMBS, 6.00%, 9/1/2038	8,779	9,336
Pool #990897, UMBS, 6.00%, 9/1/2038	18,926	20,127
Pool #AD0220, UMBS, 6.00%, 10/1/2038	30,140	32,050
Pool #257497, UMBS, 6.00%, 12/1/2038	8,570	9,114
Pool #971022, UMBS, 5.00%, 1/1/2039	13,274	13,694
Pool #AA1810, UMBS, 5.00%, 1/1/2039	33,881	34,951
Pool #983686, UMBS, 5.00%, 2/1/2039	13,845	14,282
Pool #AE0604, UMBS, 6.00%, 7/1/2039	196,666	209,129
Pool #AA6788, UMBS, 6.00%, 8/1/2039	112,341	119,469
Pool #AC0463, UMBS, 5.00%, 11/1/2039	15,518	16,017
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AC5111, UMBS, 5.00%, 11/1/2039	27,610	$28,498
Pool #MA0258, UMBS, 4.50%, 12/1/2039	317,586	322,251
Pool #MA0259, UMBS, 5.00%, 12/1/2039	17,833	18,407
Pool #AC8573, UMBS, 5.00%, 1/1/2040	25,102	25,909
Pool #AL1595, UMBS, 6.00%, 1/1/2040	228,708	243,231
Pool #AE0061, UMBS, 6.00%, 2/1/2040	84,698	90,073
Pool #AL0152, UMBS, 6.00%, 6/1/2040	344,406	366,277
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,564,340	2,301,262
Pool #AI5172, UMBS, 4.00%, 8/1/2041	171,715	169,888
Pool #AL1410, UMBS, 4.50%, 12/1/2041	369,689	374,946
Pool #AB4300, UMBS, 3.50%, 1/1/2042	83,241	80,205
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,297,725	1,235,694
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,323,435	3,243,231
Pool #AL7729, UMBS, 4.00%, 6/1/2043	189,520	187,503
Pool #BC8677, UMBS, 4.00%, 5/1/2046	97,711	95,831
Pool #BD6997, UMBS, 4.00%, 10/1/2046	200,768	196,905
Pool #BE3812, UMBS, 4.00%, 12/1/2046	166,959	163,746
Pool #BE7845, UMBS, 4.50%, 2/1/2047	150,252	151,266
Pool #MA3184, UMBS, 4.50%, 11/1/2047	628,369	629,406
Pool #AL8674, 5.651%, 1/1/2049	600,416	629,747
Pool #FS1179, UMBS, 3.50%, 12/1/2049	3,186,350	3,039,024
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,723,749	3,533,998
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,517,794	3,300,738
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,939,079	3,796,844
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,923,209	2,967,042
Freddie Mac
Pool #G13078, 6.00%, 3/1/2023	5	5
Pool #C91746, 4.50%, 12/1/2033	40,138	40,324
Pool #C91762, 4.50%, 5/1/2034	375,400	377,743
Pool #G03926, 6.00%, 2/1/2038	141,698	150,856
Pool #G05906, 6.00%, 4/1/2040	19,878	21,163

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G06789, 6.00%, 5/1/2040	116,715	$124,258
Pool #A92889, 4.50%, 7/1/2040	463,002	470,121
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,280,770	1,219,682
Pool #RB5178, UMBS, 4.50%, 8/1/2042	2,054,597	2,049,560
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,613,936	2,551,287
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,341,414	3,069,641
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,289,162	2,257,667
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	25,612	26,619

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $41,634,754)		41,033,945
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[9]
(Identified Cost $15,137,411)	15,137,411	$15,137,411

TOTAL INVESTMENTS - 98.8%
(Identified Cost $404,715,446)		390,799,985
OTHER ASSETS, LESS LIABILITIES - 1.2%		4,679,935
NET ASSETS - 100%		$395,479,920

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $77,844,497, which represented 19.7% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2023 was $4,227,142, or 1.1% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2023.

9Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2023

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,507,343	$5,000,967	$506,376	$—
Consumer Discretionary	6,450,871	6,168,657	282,214	—
Consumer Staples	7,579,815	7,016,332	563,483	—
Energy	333,493	187,066	—	146,427
Financials	5,793,381	5,119,681	673,700	—
Health Care	10,970,901	10,753,034	217,867	—
Industrials	5,587,970	4,969,704	618,266	—
Information Technology	12,657,268	12,305,142	352,126	—
Materials	4,150,073	3,997,375	152,698	—
Real Estate	6,584,894	6,584,894	—	—
Utilities	937,495	937,495	—	—
Preferred securities:
Information Technology	435,398	435,398	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	169,758,072	—	169,758,072	—
States and political subdivisions (municipals)	5,152,574	—	5,152,574	—
Corporate debt:
Communication Services	11,444,129	—	11,444,129	—
Consumer Discretionary	7,701,927	—	7,701,927	—
Consumer Staples	3,283,377	—	3,283,377	—
Energy	7,210,067	—	7,210,067	—
Financials	11,649,590	—	11,649,590	—
Industrials	10,028,682	—	10,028,682	—
Information Technology	3,516,804	—	3,516,804	—
Materials	1,773,841	—	1,773,841	—
Real Estate	8,509,364	—	8,509,364	—
Utilities	3,733,290	—	3,733,290	—
Asset-backed securities	29,524,778	—	29,524,778	—
Commercial mortgage-backed securities	34,376,185	—	34,376,185	—
Foreign government bonds	1,010,992	—	1,010,992	—
Short-Term Investment	15,137,411	15,137,411	—	—
Total assets	$390,799,985	$78,613,156	$312,040,402	$146,427

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.